                               [NEW ENGLAND LOGO]
                                NEW ENGLAND FUNDS
                            Where The Best Minds Meet


SEMIANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
ADJUSTABLE RATE
U.S. GOVERNMENT FUND


                                 [ARTWORK APPEARS HERE]



JUNE 30, 1995

                                                                   July 20, 1995

DEAR SHAREHOLDER:

   We have good news to present in this Semiannual Report for New England Adjustable Rate U.S. Government Fund, which includes your Portfolio Manager's commentary and complete financial information.

MARKET OVERVIEW

   Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

   The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500(R) Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

YOUR FINANCIAL ADVISER -- A TRUSTED ALLY

   As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

   Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

   We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,

        /S/PETER S. VOSS                /S/HENRY L.P. SCHMELZER

        Peter S. Voss                   Henry L.P. Schmelzer
        Chairman                        President

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND


INVESTMENT RESULTS THROUGH JUNE 30, 1995

PUTTING PERFORMANCE INTO PERSPECTIVE

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.


                     A $10,000 Investment in Class A Shares

            COMPARED TO LEHMAN ADJUSTABLE RATE MORTGAGE INDEX (ARM)(4)
                           AND THE COST OF LIVING(5)


A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Adjustable Rate Mortgage Index (ARM)(4) and the Cost of Living(5). The data points from the graph are as follows:

New England Adjustable Rate U.S. Government Fund--Net Asset Value(1)

        Year                            Amount
        ----                            ------
        12/91                           $10,000
         6/92                           $10,282
         6/93                           $10,789
         6/94                           $10,936
         6/95                           $11,588


New England Adjustable Rate U.S. Government Fund--With Maximum Sales Charge(2)

        Year                            Amount
        ----                            ------
        12/91                           $ 9,700
         6/92                           $ 9,974
         6/93                           $10,465
         6/94                           $10,608
         6/95                           $11,241


Lehman Intermediate Gov't./Corp.(4)

        Year                            Amount
        ----                            ------
        12/91                           $10,000
         6/92                           $10,285
         6/93                           $10,956
         6/94                           $11,037
         6/95                           $11,959


Cost of Living(5)

        Year                            Amount
        ----                            ------
        12/91                           $10,000
         6/92                           $10,167
         6/93                           $10,471
         6/94                           $10,697
         6/95                           $11,000


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND



                      AVERAGE ANNUAL TOTAL RETURN 6/30/95

 Class A (Inception 10/18/91)  Year to Date       1 Year       Since Inception
 Net Asset Value(1)                5.34%           5.97%           4.40%

 With Max. Sales Charge(2)         4.34            4.97            4.11

 Lipper ARM Average(6)             2.99            1.53            n/a

  Class B (Inception 9/13/93)  Year to Date       1 Year       Since Inception
 Net Asset Value(1)                4.94%           5.18%           2.72%

 With CDSC(3)                      0.95            1.18            1.12

 Lehman Adj. Rate Index(4)         7.45            8.36            4.21

 Lipper ARM Average(6)             2.99            1.53            n/a

    These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

    NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 1% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) Lehman Adjustable Rate Mortgage Index (ARM) is an unmanaged index of adjustable rate mortgages of short to intermediate maturities. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND




[PHOTO]
NEW ENGLAND ADJUSTABLE RATE
U.S. GOVERNMENT FUND
Portfolio Manager:  Scott Nicholson
Back Bay Advisors, L.P.(R)

ECONOMIC OVERVIEW

In the first quarter of 1995, the consensus among economists was that the economy might slow for a short period, with the consumer taking a pause from spending, but then would quickly pick up steam again, leading the Federal Reserve Board to impose further interest rate hikes. However, as we went into March and April, declining housing starts and weak automobile sales indicated that the economy might instead be headed for a slowdown. Market consensus quickly changed. Instead of expecting the Fed to raise rates to restrain inflationary growth, the markets began to anticipate Fed easing to prevent a slowing economy from slipping into recession.

The bond market experienced a strong rally at the prospect that the Fed might loosen its grip on interest rates. Indeed, the short-term market actually got ahead of the Fed, with the 1-year Treasury bill trading as low as 5.51% in June, well below the Federal Funds level of 6.00% (the Federal Funds rate is the overnight rate that is directly controlled by the Federal Reserve Board). Finally, on July 6 the Fed responded, cutting the Federal Funds rate by 0.25%. This is a relatively cautious move downward, but it nonetheless marks a clear change in direction by the Fed and should help reduce volatility in the months ahead.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND


HOW YOUR FUND PERFORMED

For the first six months of 1995, New England Adjustable Rate posted a total return of 5.35% for Class A shares at net asset value, underperforming the Lehman Adjustable Rate Mortgage Index(4), which returned 7.45%, and outperforming the Lipper Adjustable Rate Fund Average(6), which returned 2.99% over the same period.

HOW WE POSITIONED YOUR FUND

Buyers in the adjustable rate mortgage (ARM) market just about disappeared as the bond market fell throughout 1994. But in January and February as the markets began to rebound, buyers reappeared and brought liquidity back to the market. We began to shift from our defensive stance, which served us well in 1994, to a moderately constructive one. Our view was that it was more likely that the Fed would not raise rates further and might even stimulate the economy in the coming months. We took advantage of the market upswing to reposition the portfolio. We increased the ARM position to 70% of the portfolio from 65% at year-end, while slightly extending the duration of our Treasury position from its very short stance at year-end. (Duration is a key measure of a portfolio's interest rate sensitivity. A portfolio with a longer duration is more aggressively postured than one with a short duration.)

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND




IMPACT OF PREPAYMENTS

As interest rates headed downward throughout the first quarter, reset rates on adjustable rate mortgages began to approach the level of fixed rate mortgages. Prepayment concerns grew as it became probable that many adjustable rate mortgage holders would refinance to lock in a competitive fixed rate mortgage. These prepayment concerns weighed heavily on the market. The same buyers who reappeared earlier in the year began selling out their positions, thus further reducing demand and depressing prices. How long will prepayment worries hold back the market? Much depends upon the Fed's policies over the next few months. If the Fed continues to ease and both long and short rates move down in tandem, then the prepayment threat could persist. However, if rates should edge upwards on concerns that Fed easing may reignite growth and inflation, there would be less motivation to refinance, and the prepayment scenario would change.

Adjustable rate securities perform best in a period of stable interest rates, during which the market can adequately gauge the prepayment risks and level of interest rate resets. In contrast, during a period of rapidly fluctuating rates, such as we have experienced since early 1994, mortgage securities tend to perform less well.

OUTLOOK FOR OUR SHAREHOLDERS

Over the longer term, New England Adjustable Rate Fund should continue to represent a high-quality alternative for the conservative, income-oriented investor. Over the near term, the Fed could continue cutting rates from

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND


here, which would certainly bring demand back into the ARMs market. However, until the interest rate picture is clearer, we will maintain our somewhat cautious stance in light of concerns about prepayments and volatility, and their effects on ARM valuations.

Your Fund's Portfolio Allocation 6/30/95*

A pie chart appears here, depicting New England Adjustable Rate U.S. Government Fund's portfolio composition at June 30, 1995 by security type. The pie chart is broken in pieces representing security types in the following percentages:

        Security Type                           Percentage
        -------------                           ----------

        CMT Arms                                   66%
        COFI Arms                                   4%
        U.S. Treasury Notes                        24%
        U.S. Agency                                 3%
        Cash & Equivalent                           3%


*Portfolio composition is subject to change.

The Cost of Funds Index (COFI) reflects what banks in the 11th district in California must pay for funds, and as such may not be as immediately responsive to interest rate fluctuations as the Constant Maturity Treasury Index (CMT), which reflects the yield on a one-year Treasury security. The CMT index is more responsive to interest rate changes and more closely corresponds to current rates, although it does lag by roughly 6 weeks.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND


GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fund's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3 - 12 months), Notes (maturity of 1 - 10 years) and Bonds (maturity of 10 - 30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

                               [NEW ENGLAND LOGO]
                                NEW ENGLAND FUNDS
                            Where The Best Minds Meet


PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
ADJUSTABLE RATE
U.S. GOVERNMENT
FUND






JUNE 30, 1995

                             PORTFOLIO COMPOSITION
Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--95.7% OF TOTAL NET ASSETS

    FACE
   AMOUNT                             DESCRIPTION                             VALUE (a)
  -------------------------------------------------------------------------------------
              GOVERNMENT AGENCIES (b) -- 72.1%
$  2,359,824  Federal Home Loan Mortgage Corporation, 7.500%, 2/1/16         $  2,402,596
              (d).........................................................
   4,719,349  Federal Home Loan Mortgage Corporation, 7.375%, 3/1/17            4,781,290
              (d).........................................................
   3,055,533  Federal Home Loan Mortgage Corporation, 7.375%, 3/1/17            3,095,637
              (d).........................................................
     441,314  Federal Home Loan Mortgage Corporation, 6.125%, 12/1/17             439,935
              (d).........................................................
   3,769,222  Federal Home Loan Mortgage Corporation, 7.362%, 10/1/18           3,844,606
              (d).........................................................
     674,041  Federal Home Loan Mortgage Corporation, 6.053%, 1/1/19              668,564
              (d).........................................................
     574,929  Federal Home Loan Mortgage Corporation, 6.257%, 2/1/19              573,492
              (d).........................................................
   1,648,907  Federal Home Loan Mortgage Corporation, 5.615%, 4/1/19            1,632,417
              (d).........................................................
   4,818,194  Federal Home Loan Mortgage Corporation, 7.461%, 5/1/19            4,938,649
              (d).........................................................
   5,142,362  Federal Home Loan Mortgage Corporation, 7.393%, 10/1/19           5,245,209
              (d).........................................................
   7,519,061  Federal Home Loan Mortgage Corporation, 7.413%, 1/1/20            7,631,847
              (d).........................................................
   1,551,724  Federal Home Loan Mortgage Corporation, 7.569%, 9/1/21            1,606,034
              (d).........................................................
   3,376,957  Federal Home Loan Mortgage Corporation, 7.625%, 10/1/21           3,448,717
              (d).........................................................
   6,100,980  Federal Home Loan Mortgage Corporation, 7.583%, 12/1/21           6,238,252
              (d).........................................................
   2,250,732  Federal Home Loan Mortgage Corporation, 7.750%, 1/1/22            2,323,880
              (d).........................................................
   3,331,605  Federal Home Loan Mortgage Corporation, 7.452%, 1/1/22            3,394,072
              (d).........................................................
   3,393,271  Federal Home Loan Mortgage Corporation, 7.610%, 2/1/22            3,488,707
              (d).........................................................
   6,617,228  Federal Home Loan Mortgage Corporation, 7.694%, 3/1/22            6,807,473
              (d).........................................................
   5,297,656  Federal Home Loan Mortgage Corporation, 8.000%, 4/1/22            5,426,786
              (d).........................................................
   3,320,991  Federal Home Loan Mortgage Corporation, 7.358%, 4/1/22            3,347,974
              (d).........................................................
   4,507,559  Federal Home Loan Mortgage Corporation, 7.843%, 5/1/22            4,670,958
              (d).........................................................
   2,607,237  Federal Home Loan Mortgage Corporation, 8.166%, 6/1/22            2,716,415
              (d).........................................................
   2,886,038  Federal Home Loan Mortgage Corporation, 8.054%, 6/1/22            2,965,404
              (d).........................................................
   4,752,991  Federal Home Loan Mortgage Corporation, 7.971%, 6/1/22            4,895,580
              (d).........................................................
   2,481,702  Federal Home Loan Mortgage Corporation, 7.500%, 7/1/22            2,563,908
              (d).........................................................
   5,735,537  Federal Home Loan Mortgage Corporation, 7.552%, 8/1/22            5,925,527
              (d).........................................................
   2,329,093  Federal Home Loan Mortgage Corporation, 7.250%, 8/1/22            2,378,586
              (d).........................................................
   4,325,378  Federal Home Loan Mortgage Corporation, 7.387%, 8/1/22            4,419,996
              (d).........................................................
   2,316,369  Federal Home Loan Mortgage Corporation, 7.348%, 9/1/22            2,369,935
              (d).........................................................
   5,857,126  Federal Home Loan Mortgage Corporation, 7.625%, 12/1/22           5,974,269
              (d).........................................................
   4,085,099  Federal Home Loan Mortgage Corporation, 7.575%, 1/1/23            4,174,460
              (d).........................................................
   5,872,022  Federal Home Loan Mortgage Corporation, 7.539%, 1/1/23            6,055,523
              (d).........................................................
   5,400,259  Federal Home Loan Mortgage Corporation, 8.010%, 4/1/23            5,511,640
              (d).........................................................
   5,652,696  Federal Home Loan Mortgage Corporation, 7.951%, 5/1/23            5,769,283
              (d).........................................................
   5,397,548  Federal Home Loan Mortgage Corporation, 6.110%, 9/1/23            5,525,740
              (d).........................................................
   4,689,674  Federal Home Loan Mortgage Corporation, 6.793%, 10/15/23          4,578,294
              (d).........................................................
  11,261,573  Federal Home Loan Mortgage Corporation, 7.352%, 9/1/24           11,546,631
              (d).........................................................
   9,630,700  Federal Home Loan Mortgage Corporation, 7.093%, 4/1/25            9,859,429
              (d).........................................................
   1,110,938  Federal Home Loan Mortgage Corporation, 7.791%, 7/1/30            1,135,935
              (d).........................................................
   1,852,485  Federal Home Loan Mortgage Corporation, 6.010%, 10/1/30           1,847,854
              (d).........................................................

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

    FACE
   AMOUNT                             DESCRIPTION                             VALUE (a)
  -------------------------------------------------------------------------------------
$  1,562,796  Federal National Mortgage Association, 6.375%, 6/1/17 (d)...   $  1,550,098
   2,380,368  Federal National Mortgage Association, 7.010%, 7/1/17 (d)...      2,447,316
     380,602  Federal National Mortgage Association, 7.432%, 8/1/17 (d)...        388,928
   4,363,624  Federal National Mortgage Association, 7.410%, 9/1/17 (d)...      4,439,987
   2,837,066  Federal National Mortgage Association, 7.489%, 12/1/17(d)...      2,909,766
   1,476,814  Federal National Mortgage Association, 7.750%, 10/1/18(d)...      1,530,349
     928,436  Federal National Mortgage Association, 5.821%, 12/1/18(d)...        920,312
   5,000,000  Federal National Mortgage Association, 5.000%,                    4,890,800
              12/25/18(d).................................................
   1,167,596  Federal National Mortgage Association, 5.839%, 5/1/19(d)....      1,153,001
     870,913  Federal National Mortgage Association, 6.106%, 6/1/19(d)....        870,913
   2,392,938  Federal National Mortgage Association, 6.029%, 7/1/19(d)....      2,373,496
   2,067,495  Federal National Mortgage Association, 7.377%, 10/1/19(d)...      2,123,059
   3,222,084  Federal National Mortgage Association, 7.580%, 11/1/19(d)...      3,318,746
   2,103,137  Federal National Mortgage Association, 5.893%, 1/1/20(d)....      2,101,823
     826,589  Federal National Mortgage Association, 7.335%, 5/1/20(d)....        844,671
   3,964,265  Federal National Mortgage Association, 7.507%, 9/1/20(d)....      4,060,894
   4,452,615  Federal National Mortgage Association, 7.719%, 11/1/20(d)...      4,569,496
   2,713,472  Federal National Mortgage Association, 8.013%, 5/1/22(d)....      2,783,005
   1,863,982  Federal National Mortgage Association, 7.981%, 6/1/22(d)....      1,902,427
   5,810,137  Federal National Mortgage Association, 8.035%, 6/1/22(d)....      6,006,230
   5,647,824  Federal National Mortgage Association, 7.672%, 11/1/22(d)...      5,817,259
   4,605,456  Federal National Mortgage Association, 7.797%, 4/1/23(d)....      4,706,200
   3,289,545  Federal National Mortgage Association, 6.670%, 7/1/23(d)....      3,334,776
     603,769  Federal National Mortgage Association, 6.007%, 9/1/23(d)....        603,769
   8,228,936  Federal National Mortgage Association, 7.485%, 4/1/24(d)....      8,434,659
     845,482  Federal National Mortgage Association, 6.257%, 5/1/27(d)....        850,767
     491,699  Federal National Mortgage Association, 6.202%, 1/1/29(d)....        481,865
   4,360,907  Government National Mortgage Association, 6.750%, 4/20/16...      4,469,930
   7,172,586  Government National Mortgage Association, 6.000%, 4/20/22...      7,320,521
   4,204,976  Government National Mortgage Association, 6.000%, 7/20/22...      4,273,307
  30,734,852  Government National Mortgage Association, 6.500%, with           31,292,884
              various maturities to 7/20/23...............................
   5,089,851  Small Business Administration, 7.125%, 3/25/20..............      5,089,851
                                                                             ------------
                                                                              294,082,609
                                                                             ------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

    FACE
   AMOUNT                             DESCRIPTION                             VALUE (a)
  -------------------------------------------------------------------------------------
              U.S. GOVERNMENT--23.6%
$ 20,000,000  U.S. Treasury Note 9.250%, 1/15/96..........................   $ 20,368,000
  40,000,000  U.S. Treasury Note 7.875%, 7/15/96..........................     40,831,600
  15,000,000  U.S. Treasury Note 6.125%, 7/31/96..........................     15,054,000
  10,000,000  U.S. Treasury Note 6.125%, 5/31/97..........................     10,048,400
  10,000,000  U.S. Treasury Note 6.125%, 5/15/98..........................     10,062,900
                                                                             ------------
                                                                               96,364,900
                                                                             ------------
              Total Bonds and Notes (Identified Cost $394,505,270)........    390,447,509
                                                                             ------------
              SHORT-TERM INVESTMENT--2.7%
  11,000,000  Repurchase agreement with Goldman Sachs & Co. dated 6/30/95      11,000,000
              at 6.000% to be repurchased at $11,005,500 on 7/3/95
              collateralized by $9,455,000 U.S. Treasury Bonds 8.125% due
              8/15/19 with a value of $11,227,813.........................
                                                                             ------------
              Total Short-Term Investment (Identified Cost $11,000,000)...     11,000,000
                                                                             ------------
              TOTAL INVESTMENTS--98.4% (Identified Cost
              $405,505,270)(c)............................................    401,447,509
              Cash, Receivables and Other Assets..........................      8,681,449
              Liabilities.................................................     (2,055,850)
                                                                             ------------
              TOTAL NET ASSETS--100%......................................   $408,073,108
                                                                              ===========
 (a) See Note 1a to the financial statements.
 (b) The Fund's investments in mortgage backed securities of the
     Government National Mortgage Association, Federal Home Loan Bank and
     Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of these issues which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
 (c) Federal Tax Information: At June 30,1995 the net unrealized depreciation on investments based on cost for federal income tax purposes of $405,505,270 was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost............................   $   790,378
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value............................    (4,848,139)
                                                                             -----------
     Net unrealized depreciation..........................................   $(4,057,761)
                                                                              ==========
     As of December 31, 1994 the Fund has a net tax basis capital loss carryforward as follows:
     Expiring December 31, 2002...........................................   $ 5,625,994
 (d) Variable rate mortgage backed securities. The interest rates change on these instruments monthly based on changes in a designated base rate. The coupons shown were those in effect at June 30, 1995.

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30, 1995 (unaudited)

ASSETS
  Investments at value......................................                $401,447,509
  Cash......................................................                       101,451
  Receivable for:
    Fund shares sold........................................                     105,291
    Securities sold.........................................                      90,689
    Accrued Interest........................................                   8,365,882
  Unamortized organization expense..........................                      18,136
                                                                             -----------
                                                                             410,128,958
LIABILITIES
  Payable for:
    Fund shares redeemed....................................  $  423,042
    Dividends declared......................................   1,267,007
  Accrued expenses:
    Management fees.........................................     230,763
    Deferred trustees' fees.................................         719
    Administrative services.................................      81,332
    Other expenses..........................................      52,987
                                                               ---------
                                                                               2,055,850
                                                                             -----------
NET ASSETS..................................................                $408,073,108
                                                                             ===========
  Net Assets consist of:
    Capital paid in.........................................                $423,061,063
    Undistributed net investment income.....................                     763,074
    Accumulated net realized losses.........................                 (11,693,268)
    Unrealized depreciation on investments..................                  (4,057,761)
                                                                             -----------
NET ASSETS..................................................                $408,073,108
                                                                             ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($405,888,338 divided by 55,131,754 shares of beneficial
  interest).................................................                       $7.36
                                                                                   =====

Offering price per share (100/99 of $7.36)..................                       $7.43*
                                                                                   =====
Net asset value and offering price of Class B shares
  ($2,184,770 divided by 296,773 shares of beneficial
  interest).................................................                       $7.36**
                                                                                   =====

Identified cost of investments..............................                $405,505,270
                                                                             ===========

 *Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
  Interest..................................................                  $15,171,614
  Expenses
    Management fees.........................................   $   867,102
    Service fees--Class A...................................       558,929
    Service and distribution fees--Class B..................        10,439
    Trustees' fees and expenses.............................        12,848
    Administrative services.................................       318,107
    Custodian...............................................        72,129
    Transfer agent..........................................        79,355
    Audit and tax services..................................        10,684
    Legal...................................................        13,168
    Printing................................................        15,821
    Registration............................................        12,669
    Amortization of organization expenses...................         6,968
    Miscellaneous...........................................         6,835
                                                               -----------
                                                                 1,985,054
    Less expenses waived by the investment adviser and
      distributor...........................................      (578,180)     1,406,874
                                                               -----------    -----------
  Net investment income.....................................                   13,764,740
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized loss on investments--net.........................    (6,066,710)
  Unrealized appreciation on investments--net...............    15,796,530
                                                               -----------
  Net gain on investment transactions.......................                    9,729,820
                                                                              -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................                  $23,494,560
                                                                               ==========

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

                                                             YEAR ENDED      SIX MONTHS ENDED
                                                            DECEMBER 31,         JUNE 30,
                                                                1994               1995
                                                            ------------     ----------------
FROM OPERATIONS
  Net investment income..................................   $ 30,179,124       $ 13,764,740
  Net realized loss on investment transactions...........     (9,494,871)        (6,066,710)
  Unrealized appreciation (depreciation) on
    investments..........................................    (15,177,477)        15,796,530
                                                            ------------       ------------
  Increase in net assets from operations.................      5,506,776         23,494,560
                                                            ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A..............................................    (25,947,145)       (13,261,004)
    Class B..............................................        (49,777)           (54,555)
                                                            ------------       ------------
                                                             (25,996,922)       (13,315,559)
                                                            ------------       ------------
  Decrease from capital share transactions...............   (222,923,039)       (93,798,913)
                                                            ------------       ------------
  Total decrease in net assets...........................   (243,413,185)       (83,619,912)
NET ASSETS
  Beginning of the period................................    735,106,205        491,693,020
                                                            ------------       ------------
  End of the period......................................   $491,693,020       $408,073,108
                                                             ===========        ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period................................   $          0       $    313,893
                                                             ===========        ===========
  End of the period......................................   $    313,893       $    763,074
                                                             ===========        ===========

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

(unaudited)

                                                             CLASS A
                                     --------------------------------------------------------
                                     OCTOBER 18(a)       YEAR ENDED                SIX MONTHS
                                        THROUGH         DECEMBER 31,                 ENDED
                                     DECEMBER 31,      ---------------              JUNE 30,
                                         1991          1992      1993      1994       1995
                                     -------------     -----     -----     -----   ----------
Net Asset Value, Beginning of
 Period............................      $7.50         $7.50     $7.46     $7.45      $7.20
                                         -----         -----     -----     -----      -----
Income From Investment Operations
Net Investment Income..............       0.09          0.42      0.33      0.37       0.23
Net Realized and Unrealized Gain
(Loss) on Investments..............       0.00         (0.06)    (0.03)    (0.31)      0.15
                                         -----         -----     -----     -----      -----
Total From Investment Operations...       0.09          0.36      0.30      0.06       0.38
                                         -----         -----     -----     -----      -----
Less Distributions
Distributions From Net Investment
  Income...........................      (0.09)        (0.40)    (0.31)    (0.31)     (0.22)
                                         -----         -----     -----     -----      -----
Total Distributions................      (0.09)        (0.40)    (0.31)    (0.31)     (0.22)
                                         -----         -----     -----     -----      -----
Net Asset Value, End of Period.....      $7.50         $7.46     $7.45     $7.20      $7.36
                                     ============      =====     =====     =====   ==========
Total Return (%)(d)................        1.2           4.9       4.0       0.8        5.3
Ratio of Operating Expenses to
Average Net Assets (%)(b)..........       0.50(c)       0.57      0.60      0.60       0.62(c)
Ratio of Net Investment Income to
Average Net Assets (%).............       6.43(c)       5.39      4.39      4.85       6.02(c)
Portfolio Turnover Rate (%)........         52(c)         49        54        17         69(c)
Net Assets, End of Period (000)....    $60,684      $294,687  $734,251  $489,637   $405,888

(a) Commencement of operations.

(b) Commencing June 1,1995 expenses were voluntarily limited to 0.70% of Class A average net assets. From May 1, 1995 through June 1, 1995 expenses were voluntarily limited to 0.65% of Class A average net assets.See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 0.88% for the six months ended June 30, 1995. From April 1,1992 through May 1, 1995 expenses were voluntarily limited to 0.60% of Class A average net assets. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 0.96%,0.86% and 0.88% for the years ended December 31, 1992,1993 and 1994, respectively. From October 19,1991 through March 31,1992, expenses were voluntarily limited to 0.50% of average net assets. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.26% for the period ended December 31, 1991.

(c) Computed on an annualized basis.

(d) A sales charge of 1.00% (maximum) was not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

(unaudited)

                                                                CLASS B
                                             ----------------------------------------------
                                             SEPTEMBER 13(a)                   SIX MONTHS
                                                 THROUGH        YEAR ENDED       ENDED
                                               DECEMBER 31,    DECEMBER 31,     JUNE 30,
                                                   1993            1994           1995
                                             ----------------  ------------  --------------
Net Asset Value, Beginning of Period........       $7.52           $7.45          $7.20
                                                   -----           -----         ------
Income From Investment Operations
Net Investment Income.......................        0.08            0.29           0.20
Net Realized and Unrealized Gain
(Loss) on Investments.......................       (0.08)          (0.29)          0.15
                                                   -----           -----         ------
Total From Investment Operations............        0.00            0.00           0.35
                                                   -----           -----         ------
Less Distributions
Distributions From Net Investment Income....       (0.07)          (0.25)         (0.19)
                                                   -----           -----         ------
Total Distributions.........................       (0.07)          (0.25)         (0.19)
                                                   -----           -----         ------
Net Asset Value, End of Period..............       $7.45           $7.20          $7.36
                                             ===============   ============  =============
Total Return (%)(d).........................         0.0             0.1            4.9
Ratio of Operating Expenses to
Average Net Assets (%)(b)...................        1.35(c)         1.35           1.38(c)
Ratio of Net Investment Income to
Average Net Assets (%)......................        3.50(c)         4.10           6.77(c)
Portfolio Turnover Rate (%).................          54              17             69(c)
Net Assets, End of Period (000).............        $855          $2,056         $2,185

(a) Commencement of operations.
(b) Commencing June 1, 1995 expenses were voluntarily limited to 1.45% of Class B average net assets. From May 1, 1995 through June 1, 1995 expenses were voluntarily limited to 1.40% of Class B average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.63% for the six months ended June 30, 1995. From September 13, 1993 through May 1, 1995, expenses were voluntarily limited to 1.35% of Class B average net assets. (See Note 4). The ratio of operating expenses for Class B shares would have been 1.61% for the period ended December 31, 1993 and 1.63% for the year ended December 31, 1994.

(c) Computed on an annualized basis.

(d) Periods less than one year are not annualized.

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

June 30, 1995 (unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 1.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets attributable to their class, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

June 30, 1995 (unaudited)

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to differing treatments for income recognition for mortgage-backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

e. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

f. ORGANIZATION EXPENSE. Costs incurred in 1991 in connection with the Fund's organization and initial registration, amounting to $57,650, were paid by the Fund and are being amortized over 60 months beginning October 18, 1991.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1995 were as follows:

   PURCHASES             SALES
---------------     ---------------
U.S. GOVERNMENT     U.S. GOVERNMENT
---------------     ---------------
  $ 146,077,191       $ 202,322,067

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the six months ended June 30, 1995 provided for fees as set forth below:

                                           FUND ANNUAL NET ASSET VALUE
FEES EARNED    ANNUAL PERCENTAGE RATE                LEVELS
-----------    -----------------------    -----------------------------
$867,102(a)    0.400%                     the first $200 million
               0.375%                     the next $300 million
               0.350%                     the excess over $500 million

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

June 30, 1995 (unaudited)

b. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $558,929 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1995 is $1,929,283.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $2,610 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1995, the Fund paid New England Funds $7,829 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1995 amounted to $34,857.

c. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $79,355 as compensation for its services in that capacity.

June 30, 1995 (unaudited)

d. ADMINISTRATIVE SERVICES FEE. New England Funds provides the Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services all under an Administrative Services Agreement. Under this Agreement, the Fund pays New England Funds a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million and 0.12% of average net assets in excess of $500 million. New England Funds reduced its fee of $318,107 by $155,182 for the six months ended June 30, 1995 because total Fund expenses exceeded the voluntary expense limitation. See Note 4.

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

      Annual Retainer                               $2,400
      Meeting Fee                                   $125/meeting
      Committee Meeting Fee                         $75/meeting
      Committee Chairman Retainer                   $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Commencing June 1, 1995 and until further notice to the Fund, Back Bay Advisors has voluntarily agreed to reduce its management fee and New England Funds has voluntarily agreed to reduce its administrative services fee in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and, 1.45% of Class B average daily net assets. From May 1, 1995 through June 1, 1995 expenses were voluntarily limited to 0.65% of Class A average net assets and 1.40% of Class B average net assets. From April 1, 1992 through May 1, 1995 expenses were voluntarily limited to 0.60% of Class A average net assets and 1.35% of Class B average net assets. Prior to April 1, 1992 the Fund's expenses were subject to a 0.50% voluntary expense limitation agreed to by both Back Bay Advisors and New England Funds. As a result of the Fund's expenses exceeding the applicable voluntary expense limitation during the six months ended June 30, 1995, Back Bay Advisors reduced its management fee of $867,102 by $422,998 and New England Funds reduced its administrative services fee of $318,107 by $155,182.

June 30, 1995 (unaudited)

5. CAPITAL SHARES. At June 30, 1995 there was an unlimited number of shares of beneficial interest authorized divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows :

                                          YEAR ENDED                   SIX MONTHS ENDED
                                      DECEMBER 31, 1994                 JUNE 30, 1995
                                 ----------------------------    ----------------------------
            CLASS A                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------  -----------    -------------    -----------    -------------
Shares sold....................   30,015,263    $ 221,799,967      5,670,881    $  41,480,723
Shares issued in connection
  with the reinvestment of:
  Distributions from net
    investment income..........    1,767,245       12,970,611        695,544        5,096,441
                                 -----------    -------------    -----------    -------------
                                  31,782,508      234,770,578      6,366,425       46,577,164
Shares redeemed................  (62,382,259)    (458,943,776)   (19,197,098)    (140,459,897)
                                 -----------    -------------    -----------    -------------
Net increase (decrease)........  (30,599,751)   $(224,173,198)   (12,830,673)   $ (93,882,733)
                                  ==========     ============     ==========     ============

                                          YEAR ENDED                   SIX MONTHS ENDED
                                      DECEMBER 31, 1994                 JUNE 30, 1995
                                 ----------------------------    ----------------------------
            CLASS B                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------  -----------    -------------    -----------    -------------
Shares sold....................      229,537    $   1,682,203         53,828    $     333,192
Shares issued in connection
  with the reinvestment of:
  Distributions from net
    investment income..........        6,052           44,227          6,502          107,961
                                 -----------    -------------    -----------    -------------
                                     235,589        1,726,430         60,330          441,153
Shares redeemed................      (65,035)        (476,271)       (48,890)        (357,333)
                                 -----------    -------------    -----------    -------------
Net increase (decrease)........      170,554    $   1,250,159         11,440    $      83,820
                                  ==========     ============     ==========     ============
Total increase (decrease from
  capital share
  transactions)................  (30,429,197)   $(222,923,039)   (12,819,233)   $ (93,798,913)
                                  ==========     ============     ==========     ============

                             REGULAR INVESTING PAYS


FIVE GOOD REASONS TO INVEST REGULARLY

1.  It's an easy way to build assets
2.  It's convenient and effortless
3.  It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.  It can help you benefit from the ups and down of the market

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.


                         THE POWER OF MONTHLY INVESTING

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:

Monthly investments of $50:

YEARS                   GROWTH OF MONTHLY INVESTMENTS
0                       $0
5                       $3,661
10                      $9,040
15                      $16,943
20                      $28,555
25                      $45,618

Monthly investments of $100:

YEARS                   GROWTH OF MONTHLY INVESTMENTS
0                       $0
5                       $7,322
10                      $18,079
15                      $33,886
20                      $57,111
25                      $91,236

Monthly investments of $200:

YEARS                   GROWTH OF MONTHLY INVESTMENTS
0                       $0
5                       $14,643
10                      $36,158
15                      $67,772
20                      $114,222
25                      $182,472

Monthly investments of $500:

YEARS                   GROWTH OF MONTHLY INVESTMENTS
0                       $0
5                       $36,608
10                      $90,396
15                      $169,429
20                      $285,555
25                      $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

                              INFORMATION ON CALL

YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT

Do you like to keep on top of your New England Funds but can't always call us during regular business hours? With Tele#Facts, New England Funds' 24-hours a day automated telephone system, you can call us any time that's convenient for you -- day or night!

By calling 1-800-346-5984 from any Touch-Tone(R) telephone, you can:
 -  Check the current value of your New England Fund account
 -  Find out the current yield and total return on any New England Fund
 -  Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:
1. YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number
2. THE FUND NUMBER -- two- or three-digit number listed on the Tele#Facts wallet card
3. FUNCTION NUMBER -- listed on the Tele#Facts wallet card
4. ACCOUNT NUMBER -- listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think you'll enjoy this easy-to-use and convenient service from New England Funds!

                                NEW ENGLAND FUNDS


                                   STOCK FUNDS

                            International Equity Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                                   Value Fund
                            Growth Opportunities Fund
                                  Balanced Fund

                                   BOND FUNDS

                                High Income Fund
                              Strategic Income Fund
                           Government Securities Fund
                                Bond Income Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS

                             Tax Exempt Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS

                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust


                    To learn more, and for a free prospectus,
                     contact your financial representative.

                             New England Funds, L.P.
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478


           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                               [NEW ENGLAND LOGO]
                               NEW ENGLAND FUNDS
                           Where The Best Minds Meet


                              --------------------
                               399 Boylston Street

                              Boston, Massachusetts

                                      02116
                              --------------------


                                95-0764 [AR 58]

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